RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2013
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 9:  RELATED PARTY TRANSACTIONS

Our Chief Executive Officer, Thomas H. Holcom, Jr., and certain of his immediate family members own investment notes issued by us.  Amounts held by these related parties totaled $549,713 and $843,292 at September 30, 2013 and 2012, respectively.  These investment notes will mature in 2014, 2015 and 2021, and bear a weighted average interest rate of 5.82%.  Carol Jackson, a member of the MCFC Board of Directors, owns investment notes issued by us. Amounts held by her totaled $585,906 and $541,250 at September 30, 2013 and 2012, respectively. These investment notes will mature in 2014 and bear a weighted average interest rate of 8.25% (See Note 7 to the consolidated financial statements).

We entered into an amended and restated Loan Sale and Master Services Agreement (“LSMS Agreement”) with CBD in June 2013.  Under the LSMS Agreement, we buy certain military loans that CBD originates and receive management and record keeping services from CBD. The following table represents the related party transactions associated with this agreement and other related party transactions for the periods presented.

	As of and for the Years Ended September 30,
	2013	2012	2011
Loan purchasing:
Loans purchased from CBD	$235,076,964	$239,616,353	$251,013,073

Management and record keeping services:
Monthly servicing to CBD (1)	$31,381,573	$33,820,834	$33,609,257
Monthly relationship fee to CBD (2)	4,759,230	5,084,245	5,173,367
Monthly management fee to MCFC (3)	674,200	750,000	750,000
Total management and record keeping services	$36,815,003	$39,655,079	$39,532,624

Other transactions:
Fees paid to CBD in connection with loans purchased ($30.00 each loan purchased)	$3,401,220	$3,276,540	$3,630,526
Tax payments to MCFC	7,431,763	9,844,816	13,727,467
Dividends paid to MCFC	24,618,033	6,773,313	8,845,387
Expenses reimbursed to MCFC (4)	979,300	745,932	472,776
Total other transactions	$36,430,316	$20,640,601	$26,676,156

(1) Monthly servicing fee to CBD was 0.68% of outstanding principal for the six months ended September 30, 2013.  Prior to April 1, 2013, the monthly servicing fee was 0.7% of outstanding principal.

(2) Monthly relationship fee to CBD is equal to $2.82 for each loan owned at June 21, 2013 for the three months ended September 30, 2013.  Prior to June, 21, 2013, the monthly relationship fee was $2.82 for each loan owned at the prior fiscal year end.

(3) $750,000 annual maximum for fiscal years 2013, 2012 and 2011.

(4) $1,640,000 annual maximum for fiscal year 2013, plus 7% per annum thereafter.

In June 2013, MCB received a letter from the OCC (the “OCC Letter”) regarding certain former business practices of CBD that the OCC alleged violated Section 5 of the FTC Act. In July 2013, MCB responded in writing to the OCC regarding its analysis of the former business practices and stated that it did not believe it engaged in practices that rose to the level of a violation of law. Nevertheless, in its response letter, MCB did propose certain potential methods of financial remediation to certain customers, if deemed necessary by the OCC. At that time, MCB recorded an accrual in the amount of $5 million. Management for MCB believes that it is probable that it will be required to make remediation payments above the $5 million accrual; however, MCB management is unable to reasonably estimate the potential additional exposure as no information has been received from the OCC nor is able to predict when such information could be expected from the OCC. Therefore, MCB has not increased the $5 million accrual recorded in June 2013; however, the amount of this accrual is subject to change as discussions with the OCC continue.

Any final resolution of these issues could have a material impact on MCB’s financial condition and results of operations which could impact our business, financial condition and results of operations.